DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND        Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1997              New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter Select Municipal Reinvestment Fund for the six-month period ended June 30, 1997.

A consumer-led acceleration in economic activity in late 1996 carried into the first quarter of 1997. This contributed to a rise in interest rates between December 1996 and April 1997. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible increase in the rate of inflation. The bond market recognized that additional rate hikes by the central bank were possible, but began to rally when short-term interest rates remained unchanged in May.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of U.S. Treasury yields, but with less volatility. Long-term insured revenue bond yields rose from 5.45 percent at the end of November 1996 to a high of 5.85 percent in mid April 1997 before declining to 5.50 percent in June.

                                                      BOND YIELDS 1994-1997

                     30-Year Insured            30-Year U.S. Treasury         Insured Municipal Revenue Yields
                 Municipal Revenue Yields             Yields              as a Percentage of U.S. Treasury Yields
Dec '93                 5.45                           6.35                         0.8586
                        5.29                           6.24                         0.8481
                        5.64                           6.66                         0.8468
                        6.19                           7.09                         0.8728
                        6.24                           7.31                         0.854
                        6.23                           7.43                         0.8387
Jun '94                 6.31                           7.61                         0.8293
                        6.15                           7.4                          0.8314
                        6.17                           7.45                         0.828
                        6.42                           7.82                         0.8212
                        6.66                           7.97                         0.8356
                        6.99                           8                            0.8738
Dec '94                 6.65                           7.88                         0.8438
                        6.42                           7.7                          0.834
                        6.12                           7.44                         0.8222
                        6.07                           7.43                         0.8167
                        6.05                           7.34                         0.8245
                        5.84                           6.65                         0.8784
Jun '95                 6                              6.62                         0.9066
                        5.99                           6.85                         0.875
                        5.98                           6.65                         0.8997
                        5.97                           6.5                          0.9184
                        5.79                           6.33                         0.915
                        5.61                           6.13                         0.9151
Dec '95                 5.49                           5.95                         0.923
                        5.42                           6.03                         0.8989
                        5.55                           6.47                         0.8577
                        5.89                           6.67                         0.8835
                        5.94                           6.91                         0.8601
                        5.99                           6.99                         0.8571
Jun '96                 5.86                           6.87                         0.8529
                        5.77                           6.97                         0.8278
                        5.82                           7.12                         0.8176
                        5.71                           6.92                         0.8248
                        5.6                            6.64                         0.8431
                        5.45                           6.35                         0.8583
Dec '96                 5.56                           6.64                         0.8372
                        5.63                           6.79                         0.8293
                        5.53                           6.8                          0.8129
                        5.83                           7.1                          0.8216
                        5.74                           6.96                         0.8251
                        5.58                           6.91                         0.8081
Jun '97                 5.49                           6.78                         0.8092

Source: Bloomberg L.P.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

LARGEST SECTORS AS JUNE 30, 1997
(% OF NET ASSETS)
General Obligation     16%
Water & Sewer          14%
Transportation         13%
Refunded               12%
Education               9%
IDR/PCR*                8%
Electric                7%
Hospital                7%
All Others             14%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.


CREDIT RATINGS AS OF JUNE 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                 37%
Aa or AA                   27%
A or A                     27%
Baa or BBB                  8%
Ba or BB                    1%

As measured by Moody's Investor Service, Inc., or Standard & Poor's Corp.

Portfolio structure is subject to change.


CALL STRUCTURE AS OF JUNE 30, 1997               WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)            CALL PROTECTION: 5.8 YEARS
PERCENT CALLABLE

YEARS BONDS CALLABLE
1997                                         5.3%
1998                                         2.7%
1999                                         5.8%
2000                                         4.3%
2001                                         9.4%
2002                                        11.9%
2003                                        12.7%
2004                                        11.0%
2005                                        10.0%
2006                                        12.5%
2007+                                       14.4%


DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November 1996 to 81 percent in June 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively less attractive. The annual range of the ratio averaged between 80 percent and 92 percent over the past three years.

Relative to last year, new-issue municipal volume was ahead only two percent for the first six months of 1997. Estimated underwriting volume of $180 billion for the full year is expected to exceed bond maturities and redemptions of $130 billion.

PERFORMANCE

Dean Witter Select Municipal Reinvestment Fund's total return for the six-month period ended June 30, 1997 was 2.58 percent. The Fund's net asset value was unchanged at $12.14 per share. Tax-free dividends totaling $0.29 per share and taxable capital gains distributions totaling $0.02 per share were paid during the period. Tax-free dividends continued to be the major component of total return. The Fund's net assets were nearly $90 million.

PORTFOLIO STRUCTURE

The Fund's cash and short-term investment position during the first half of 1997 increased to nine percent of net assets. Refunded bonds added another 12 percent to the defensive position of the portfolio. Bond sales involved market-sensitive discount and current-coupon issues. The portfolio's average maturity was 14 years. The distribution of bond call dates produced an average call protection of 5.8 years. Investments were diversified among 11 long-term sectors and 45 credits. The portfolio has consistently maintained high quality with almost 65 percent of its long-term holdings rated double "A" or better.

LOOKING AHEAD

Since the election-year collapse of flat-tax proposals, municipal bonds have outperformed U.S. Treasury securities. Tax-free yields are currently somewhat less attractive in their historical relationship with Treasury yields. However, the long-term benefits of tax-exempt income remain intact and have fostered demand for municipal bonds.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

We appreciate your ongoing support of Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF
    MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

             For............................................................................   4,186,714
             Against........................................................................     151,076
             Abstain........................................................................     370,491

(2) ELECTION OF TRUSTEES:

Michael Bozic
For.....................   4,461,649
Withheld................     246,632

Charles A. Fiumefreddo
For.....................   4,456,805
Withheld................     251,476

Edwin J. Garn
For.....................   4,462,248
Withheld................     246,033

John R. Haire
For.....................   4,459,418
Withheld................     248,863

Wayne E. Hedien
For.....................   4,463,120
Withheld................     245,161

Dr. Manuel H. Johnson
For.....................   4,463,283
Withheld................     244,998

Michael E. Nugent
For.....................   4,464,534
Withheld................     243,747

Philip J. Purcell
For.....................   4,465,254
Withheld................     243,027

John L. Schroeder
For.....................   4,461,758
Withheld................     246,523

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

             For............................................................................   3,952,270
             Against........................................................................     272,174
             Abstain........................................................................     483,837

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

             For...........................................................................   4,382,788
             Against.......................................................................      45,750
             Abstain.......................................................................     279,743

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (90.3%)
              General Obligation (14.7%)
 $ 4,000      North Slope Borough, Alaska, Ser 1996 B (MBIA)...........................     0.00%     06/30/07     $ 2,380,000
   1,700      Washington Suburban Sanitation District, Maryland, Gen Constr Refg
               1994....................................................................     5.00      06/01/14       1,625,115
   3,000      New York City, New York, 1990 Ser D......................................     6.00      08/01/07       3,036,660
   2,000      Pennsylvania, First Ser 1995 (FGIC)......................................     5.50      05/01/12       2,025,920
   2,000      Shelby County, Tennessee, Refg 1995 Ser A................................     5.625     04/01/12       2,044,860
   2,000      Washington, Ser 1995 A...................................................     5.80      09/01/08       2,092,060
--------                                                                                                           -----------
  14,700                                                                                                            13,204,615
--------                                                                                                           -----------

              Educational Facilities Revenue (8.8%)
   2,000      District of Columbia, Georgetown University Ser 1993.....................     5.375     04/01/23       1,904,820
   2,000      Massachusetts Health & Educational Facilities Authority, Boston College
               Ser K...................................................................     5.25      06/01/18       1,911,900
   1,500      Rutgers - The State University, New Jersey, Refg Ser R...................     6.50      05/01/13       1,608,375
   2,000      New York State Dormitory Authority, State University Ser 1989 B..........     0.00      05/15/03       1,498,900
   1,000      Ohio Higher Educational Facility Commission, Oberlin College Ser 1993....     5.375     10/01/15         979,990
--------                                                                                                           -----------
   8,500                                                                                                             7,903,985
--------                                                                                                           -----------

              Electric Revenue (7.1%)
   2,000      Nebraska Public Power District, Power Supply 1993 Ser....................     6.125     01/01/15       2,058,680
   3,000      Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)........     5.00      07/01/21       2,756,520
   3,000      Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)....     0.00      07/01/09       1,580,730
--------                                                                                                           -----------
   8,000                                                                                                             6,395,930
--------                                                                                                           -----------

              Hospital Revenue (7.0%)
   2,000      Birmingham - Carraway Special Care Facilities Financing Authority,
               Alabama, Carraway Methodist Health Systems Ser 1995 A (Connie Lee)......     6.25      08/15/09       2,177,580
   2,000      Maryland Industrial Development Financing Authority, Holy Cross Health
               System Corp Refg Ser 1996...............................................     5.50      12/01/08       2,077,300
   2,000      North Central Texas Health Facilities Development Corporation, University
               Medical Center Ser 1997 (FSA)...........................................     5.50      04/01/10       2,015,320
--------                                                                                                           -----------
   6,000                                                                                                             6,270,200
--------                                                                                                           -----------

              Industrial Development/Pollution Control Revenue (8.1%)
     700      Connecticut Development Authority, Bridgeport Hydraulic Co Refg Ser
               1990....................................................................     7.25      06/01/20         750,477
   1,000      Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A...................     7.10      02/01/06       1,151,720
   1,000      Claiborne County, Mississippi, Middle South Energy Inc Ser C.............     9.875     12/01/14       1,088,500
   2,000      Ohio Water Development Authority, Dayton Power & Light Co Collateralized
               Refg 1992 Ser A.........................................................     6.40      08/15/27       2,102,360
   1,500      Matagorda County Navigation District #1, Texas, Central Power & Light Co
               Collateralized Ser 1984 A...............................................     7.50      12/15/14       1,641,990
     500      Russell County Industrial Development Authority, Virginia, Appalachian
               Power Co Ser G..........................................................     7.70      11/01/07         544,810
--------                                                                                                           -----------
   6,700                                                                                                             7,279,857
--------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue - Multi-Family (1.5%)
 $ 1,000      Michigan Housing Development Authority, Rental 1992 Ser A................     6.60%     04/01/12     $ 1,045,380
     290      Pennsylvania Housing Finance Agency, Moderate Rehabilitation - Section 8
               Assisted Issue B........................................................     9.00      08/01/01         293,843
--------                                                                                                           -----------
   1,290                                                                                                             1,339,223
--------                                                                                                           -----------

              Mortgage Revenue - Single Family (2.2%)
   2,000      Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA).......     5.875     12/01/24       1,998,540
--------                                                                                                           -----------

              Public Facilities Revenue (2.4%)
   1,000      Hennepin County, Minnesota, Ser 1991 COPs................................     6.80      05/15/17       1,081,280
   1,000      Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A...     7.90      07/01/07       1,056,880
--------                                                                                                           -----------
   2,000                                                                                                             2,138,160
--------                                                                                                           -----------

              Transportation Facilities Revenue (12.7%)
   2,000      Los Angeles County Transportation Commission, California, Sales Tax Ser
               1991 B..................................................................     6.50      07/01/13       2,123,200
   2,000      Lee County, Florida, Ser 1995 (MBIA).....................................     5.75      10/01/22       2,019,860
   3,500      Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS......     0.00+     07/01/06       4,323,025
   1,000      Ohio Turnpike Commission, 1994 Ser A.....................................     5.75      02/15/24       1,003,290
   2,000      Puerto Rico Highway & Transportation Authority, Refg Ser X...............     5.25      07/01/21       1,883,080
--------                                                                                                           -----------
  10,500                                                                                                            11,352,455
--------                                                                                                           -----------

              Water & Sewer Revenue (13.9%)
   2,000      San Francisco Public Utilities Commission, California, Water 1996 Ser
               A.......................................................................     5.00      11/01/21       1,864,040
   2,000      Boston Water & Sewer Commission, Massachusetts, 1992 Ser A...............     6.00      11/01/15       2,000,720
   1,500      Massachusetts Water Resource Authority, 1993 Ser C.......................     5.25      12/01/08       1,525,725
   2,000      Suffolk County Industrial Development Agency, New York, Southwest Sewer
               Ser 1994 (FGIC).........................................................     4.75      02/01/09       1,913,920
   1,000      Columbus, Ohio, Sewerage Refg Ser 1992...................................     6.25      06/01/08       1,075,010
              Spartanburg, South Carolina,
   1,000       Water Improvement Refg Ser A 1992.......................................     6.25      06/01/12       1,046,580
   1,000       Water Improvement Refg Ser A 1992.......................................     6.25      06/01/17       1,038,230
   2,000      Metropolitan Government of Nashville & Davidson County, Tennessee,
               Refg of 1986............................................................     5.50      01/01/16       1,968,080
--------                                                                                                           -----------
  12,500                                                                                                            12,432,305
--------                                                                                                           -----------

              Refunded (11.9%)
   2,000      Maryland Water Quality Financing Administration, 1990 Ser A..............     7.25      09/01/00++     2,211,640
   2,000      Massachusetts, 1994 Ser C (FGIC).........................................     6.75      11/01/04++     2,272,660
   2,000      Saint Cloud, Minnesota, The Saint Cloud Hospital Ser 1990 B (AMBAC)......     7.00      07/01/01++     2,224,900
   1,500      New York Local Government Assistance Corporation, Ser 1991 D.............     7.00      04/01/02++     1,689,195
   2,000      Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC).....................     6.733     09/01/01++     2,211,920
--------                                                                                                           -----------
   9,500                                                                                                            10,610,315
--------                                                                                                           -----------
  81,690      TOTAL MUNICIPAL BONDS (Identified Cost $75,459,156).............................................      80,925,585
--------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM MUNICIPAL OBLIGATIONS (8.5%)
 $ 2,000      Parish Industrial Development Board, Alabama, Alabama Power Co
               Ser 1994 (Demand 07/01/97)..............................................     4.05*%    06/01/15     $ 2,000,000
   2,000      East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
               (Demand 07/01/97).......................................................     4.10*     11/01/19       2,000,000
   3,600      Platte County, Wyoming, Tri-State Generation & Transportation Association
--------       Ser 1984 A (Demand 07/01/97)............................................     4.20*     07/01/14       3,600,000
                                                                                                                   -----------
   7,600      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $7,600,000).............................       7,600,000
--------                                                                                                           -----------

 $89,290      TOTAL INVESTMENTS (Identified Cost $83,059,156) (a)....................................     98.8%
========                                                                                                            88,525,585

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................    1.2       1,036,696
                                                                                                         -----     -----------

              NET ASSETS..............................................................................   100.0%    $89,562,281
                                                                                                         =====     ===========

---------------------

     BIGS     Bond Income Growth Security.
     COPs     Certificates of Participation.
      +       Zero coupon; will convert to 8.50% on July 1, 1997.
      ++      Prerefunded to call date shown.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,543,196 and the aggregate gross unrealized depreciation is $2,076,767, resulting in net unrealized appreciation of $5,466,429.

Bond Insurance:
    AMBAC     AMBAC Indemnity Corporation.
  Connie Lee  Connie Lee Insurance Company.
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1997

Alabama..................  4.7%
Alaska...................  4.9
California...............  4.4
Connecticut..............  0.8
District of Columbia.....  2.1
Florida..................  2.3
Kentucky.................  4.8
Louisiana................  2.2
Maryland.................  6.6
Massachusetts............  8.6
Michigan.................  2.5%
Minnesota................  3.7
Mississippi..............  1.2
Nebraska.................  2.3
New Jersey...............  1.8
New York.................  9.1
Ohio.....................  8.2
Pennsylvania.............  2.6
Puerto Rico..............  3.3
South Carolina...........  2.3
Tennessee................  4.5%
Texas....................  4.1
Utah.....................  3.1
Virginia.................  0.6
Washington...............  4.1
Wyoming..................  4.0
                          ----

Total.................... 98.8%
                          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $83,059,156)............    $88,525,585
Cash......................................        148,530
Interest receivable.......................      1,191,220
Prepaid expenses and other assets.........         40,167
                                              -----------

    TOTAL ASSETS..........................     89,905,502
                                              -----------

LIABILITIES:
Payable for:
    Shares of beneficial interest
     repurchased..........................        211,335
    Dividends to shareholders.............         49,025
    Investment management fee.............         38,250
Accrued expenses..........................         44,611
                                              -----------

    TOTAL LIABILITIES.....................        343,221
                                              -----------

NET ASSETS:
Paid-in-capital...........................     84,240,321
Net unrealized appreciation...............      5,466,429
Accumulated net realized loss.............       (144,469)
                                              -----------

    NET ASSETS............................    $89,562,281
                                              ===========

NET ASSET VALUE PER SHARE,
 7,375,956 shares outstanding
 (unlimited shares authorized of $.01 par
 value)...................................         $12.14

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME...........................    $ 2,603,479
                                              -----------

EXPENSES
Investment management fee.................        224,065
Transfer agent fees and expenses..........        111,555
Shareholder reports and notices...........         31,042
Professional fees.........................         25,056
Registration fees.........................         16,456
Trustees' fees and expenses...............          6,763
Custodian fees............................          2,311
Other.....................................          5,922
                                              -----------
    TOTAL EXPENSES........................        423,170

    LESS: EXPENSE OFFSET..................         (2,305)
                                              -----------

    NET EXPENSES..........................        420,865
                                              -----------
    NET INVESTMENT INCOME.................      2,182,614
                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.........................       (144,469)
Net change in unrealized appreciation.....        307,364
                                              -----------

    NET GAIN..............................        162,895
                                              -----------

NET INCREASE..............................    $ 2,345,509
                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
                                                        FOR THE SIX
                                                        MONTHS ENDED       FOR THE YEAR
                                                          JUNE 30,             ENDED
                                                            1997         DECEMBER 31, 1996
------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................    $ 2,182,614         $ 4,662,111
Net realized gain (loss)............................       (144,469)          1,184,073
Net change in unrealized appreciation...............        307,364          (2,771,254)
                                                        -----------         -----------

    NET INCREASE....................................      2,345,509           3,074,930
                                                        -----------         -----------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................     (2,182,614)         (4,688,098)
Net realized gain...................................       (170,384)         (1,111,976)
                                                        -----------         -----------

    TOTAL...........................................     (2,352,998)         (5,800,074)
                                                        -----------         -----------

Net decrease from transactions in shares of
 beneficial interest................................     (2,617,500)           (318,257)
                                                        -----------         -----------

    NET DECREASE....................................     (2,624,989)         (3,043,401)
NET ASSETS:
Beginning of period.................................     92,187,270          95,230,671
                                                        -----------         -----------

    END OF PERIOD...................................    $89,562,281         $92,187,270
                                                        ===========         ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Select Municipal Reinvestment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1997 aggregated $2,716,470 and $4,765,297, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $12,200.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                          FOR THE SIX
                                                                         MONTHS ENDED                       FOR THE YEAR
                                                                         JUNE 30, 1997                          ENDED
                                                                  ---------------------------             DECEMBER 31, 1996
                                                                          (unaudited)                ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
Sold..........................................................       864,521     $ 10,472,145         2,918,884     $ 35,510,031
Reinvestment of dividends and distributions...................       178,178        2,148,413           451,479        5,481,141
                                                                  ----------     ------------        ----------     ------------
                                                                   1,042,699       12,620,558         3,370,363       40,991,172
Repurchased...................................................    (1,261,758)     (15,238,058)       (3,404,589)     (41,309,429)
                                                                  ----------     ------------        ----------     ------------
Net decrease..................................................      (219,059)    $ (2,617,500)          (34,226)    $   (318,257)
                                                                  ==========     ============        ==========     ============

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE SIX
                                                                   MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                                                     JUNE 30,         -------------------------------
                                                                       1997               1996               1995
---------------------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................        $12.14               $12.48             $11.34
                                                                       ------               ------             ------
Net investment income..........................................          0.29                 0.61               0.62
Net realized and unrealized gain (loss)........................          0.02                (0.19)              1.16
                                                                       ------               ------             ------
Total from investment operations...............................          0.31                 0.42               1.78
                                                                       ------               ------             ------
Less dividends and distributions from:
   Net investment income.......................................         (0.29)               (0.61)             (0.62)
   Net realized gain...........................................         (0.02)               (0.15)             (0.02)
                                                                       ------               ------             ------
Total dividends and distributions..............................         (0.31)               (0.76)             (0.64)
                                                                       ------               ------             ------
Net asset value, end of period.................................        $12.14               $12.14             $12.48
                                                                       ======               ======             ======
TOTAL INVESTMENT RETURN+.......................................          2.58%(1)             3.55%             16.00%
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................          0.94%(2)(3)          0.94%(3)           0.97%
Net investment income..........................................          4.87%(2)(3)          5.01%(3)           5.14%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................       $89,562              $92,187            $95,231
Portfolio turnover rate........................................             3%(1)               17%                17%

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                      1994              1993             1992
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................        $12.82           $12.12           $11.89
                                                                       ------           ------           ------
Net investment income..........................................          0.65             0.67             0.70
Net realized and unrealized gain (loss)........................         (1.40)            0.75             0.32
                                                                       ------           ------           ------
Total from investment operations...............................         (0.75)            1.42             1.02
                                                                       ------           ------           ------
Less dividends and distributions from:
   Net investment income.......................................         (0.69)           (0.67)           (0.70)
   Net realized gain...........................................         (0.04)           (0.05)           (0.09)
                                                                       ------           ------           ------
Total dividends and distributions..............................         (0.73)           (0.72)           (0.79)
                                                                       ------           ------           ------
Net asset value, end of period.................................        $11.34           $12.82           $12.12
                                                                       ======           ======           ======
TOTAL INVESTMENT RETURN+.......................................         (5.98)%          11.99%            8.88%
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................          0.96%            1.02%            1.14%
Net investment income..........................................          5.34%            5.25%            5.79%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................       $86,405          $96,265          $75,918
Portfolio turnover rate........................................            18%               9%              13%

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





DEAN WITTER
SELECT MUNICIPAL
REINVESTMENT
TRUST

[PHOTO]

Semiannual Report
June 30, 1997